Principal Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Principal Accounting Policies
Schedule of assets and liabilities measured at fair value on a recurring basis

	Fair Value Measurement Using Significant Other
	Markets for Identical Assets (Level 1)
	As of December 31,
	2023	2024
	RMB	RMB	US$ (Note 2(d))
Long-term investments	1,865	2,074	284

	Fair Value Measurement Using Significant Other
	Observable Inputs (Level 2)
	As of December 31,
	2023	2024
	RMB	RMB	US$ (Note 2(d))
Short-term investments	771,530	226,178	30,986

	Fair Value Measurement Using
	Unobservable Inputs (Level 3)
	As of December 31,
	2023	2024
	RMB	RMB	US$ (Note 2(d))
Contingent consideration for business combinations - short term	4,100	—	—

Schedule of roll forward of major Level 3 investments

	As of December 31,
	2023	2024
	RMB	RMB	US$ (Note 2(d))
Fair value of Level 3 investment at the beginning of the year	60,038	—	—
Addition	—	—	—
Decrease	(60,159)	—	—
Change in fair value of the investments	121	—	—
Fair value of Level 3 investment at the end of the year	—	—	—

Schedule of roll forward of contingent consideration for acquisitions

		As of December 31,
	2023	2024
	RMB	RMB	US$ (Note 2(d))
Balance at the beginning of the year	4,100	4,100	562
Contingent consideration settled (Note 4)	—	(3,600)	(493)
Contingent consideration reversed (Note 4)	—	(500)	(69)
Balance at the end of the year	4,100	—	—

Schedule of cash, cash equivalents and restricted cash

	As of December 31,
	2022	2023	2024
	RMB	RMB	RMB	US$ (Note 2(d))
Cash and cash equivalents	153,835	378,989	465,004	63,705
Restricted cash	44,052	65,902	26,061	3,570
Total	197,887	444,891	491,065	67,275

Schedule of group's allowance for expected credit losses related to accounts receivables

	For the Years Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB	US$ (Note 2(d))
Balance at the beginning of year	94,433	80,547	72,606	9,947
Allowance for expected credit losses	844	350	1,484	203
Reversal	(2,374)	(5,539)	(3,806)	(521)
Write-offs	—	(2,752)	—	—
The effect of disposals of subsidiaries	(12,356)	—	(4,033)	(552)
Balance at the end of year	80,547	72,606	66,251	9,076

Schedule of estimated useful lives of property and equipment

Category	Estimated useful life
Computers and equipment	3 - 5 years
Buildings	16 - 20 years
Furniture and fixtures	3 - 5 years
Vehicles	3 - 5 years
Software	1 - 5 years
Leasehold improvements	Over the shorter of the lease term or the estimated useful life of the asset ranging from 1 - 9 years

The Affiliated Entities
Principal Accounting Policies
Schedule of financial statement amounts and assets, liabilities, results of operations and cash flows of the affiliated entities which are included in the consolidated financial statements

	As of December 31,
	2023	2024
	RMB	RMB	US$ (Note 2(d))
ASSETS
Current assets
Cash and cash equivalents	200,399	99,860	13,681
Restricted cash	31,566	12,757	1,748
Short-term investments	350,043	219,712	30,100
Accounts receivable, net	33,661	28,524	3,908
Intercompany receivables	459,609	289,753	39,696
Amounts due from related parties	9,500	752	103
Prepayments and other current assets	55,275	10,820	1,482
Total current assets	1,140,053	662,178	90,718

Non-current assets
Long-term investments	186,127	363,046	49,737
Property and equipment, net	17,533	15,806	2,165
Intangible assets, net	23,347	20,382	2,792
Operating lease right-of-use assets, net	12,383	9,262	1,269
Goodwill	—	—	—
Other non-current assets	51,786	13,073	1,791
Total non-current assets	291,176	421,569	57,754
Total assets	1,431,229	1,083,747	148,472

LIABILITIES
Current liabilities
Short-term borrowings	189,758	—	—
Accounts and notes payable	106,849	138,211	18,935
Intercompany payable	5,361,755	5,037,555	690,142
Salary and welfare payable	13,455	16,627	2,278
Taxes payable	1,669	2,158	296
Advances from customers	263,495	242,721	33,253
Operating lease liabilities, current	2,609	2,410	330
Amounts due to related parties	3,844	3,121	428
Accrued expenses and other current liabilities	301,487	278,393	38,140
Total current liabilities	6,244,921	5,721,196	783,802
Non-current liabilities
Operating lease liabilities, non-current	4,305	1,385	190
Deferred tax liabilities	5,441	4,808	659
Total non-current liabilities	9,746	6,193	849
Total liabilities	6,254,667	5,727,389	784,651

	For the Years Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB	US$ (Note 2(d))
Net revenues - intra-Group (1)	105,600	5,337	3,816	523
Net revenues - third-party	158,920	344,965	415,478	56,920
Net (loss)/income attributable to Tuniu Corporation (2)	(38,026)	(44,507)	172,384	23,617
Net cash (used in)/provided by operating activities	(77,733)	334,174	125,819	17,237
Net cash provided by/(used in) investing activities	81,081	(67,183)	61,543	8,431
Net cash used in financing activities	(34,589)	(113,626)	(153,344)	(21,008)

Additional disclosures relating to operating results of the Affiliated Entities:

(1)	Net revenues - intra - Group reflect amounts charged to other entities within the Group for royalty fee for the usage of software owned by VIE in the amount of RMB27,600, RMB5,337 and RMB3,816, for the years ended December 31, 2022, 2023 and 2024, respectively. Net revenues for the year ended December 31, 2022 also included revenue from the sales of intangible assets within the Group, respectively. All these transactions have been eliminated in the presentation of consolidated statement of comprehensive (loss)/income.
(2)	Net (loss)/income includes costs occurred to other entities within the Group for technology consulting service fees and group management fees in the amount of RMB6,178, RMB41,290 and RMB48,156 for the years ended December 31, 2022, 2023 and 2024, respectively, as well as income from the sales of property and equipment in the amount of RMB1,326 for the year ended December 31, 2024, all of which have been eliminated in the presentation of consolidated statement of comprehensive (loss)/income.